GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL
GOODWILL

NOTE 11 — GOODWILL

The changes in goodwill are as follows:

	Goodwill	Accumulated impairment losses	Goodwill after Impairment losses
Balance as of January 1, 2015	12,834,998	(278,594)	12,556,404

(+/-) Foreign exchange effect	5,264,188	(167,679)	5,096,509
(-) Impairment (note 28)	—	(2,528,483)	(2,528,483)

Balance as of December 31, 2015	18,099,186	(2,974,756)	15,124,430

(+/-) Foreign exchange effect	(2,645,368)	63,516	(2,581,852)
(-) Impairment (note 28)	—	(2,678,582)	(2,678,582)
(-) Effect of selling of subsidiary	(393,980)	—	(393,980)

Balance as of December 31, 2016	15,059,838	(5,589,822)	9,470,016

(+/-) Foreign exchange effect	242,510	(169,979)	72,531
(-) Impairment (note 28)	—	(849,438)	(849,438)
(-) Assets held for sale (note 3.4)	(801,967)	—	(801,967)

Balance as of December 31, 2017	14,500,381	(6,609,239)	7,891,142

The amounts of goodwill by segment are as follows:

	2017	2016	2015
Brazil	373,135	380,644	519,327
Special Steel	2,487,364	2,508,056	3,409,429
North America	5,030,643	6,581,316	11,195,674

	7,891,142	9,470,016	15,124,430